VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2013
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES [Abstract]
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

Years ended December 31, 2013, 2012, and 2011

in thousands

COLUMN A	Column B	Column C - Additions		Column D	Column E

	Balances at	Charged to			Balances
	beginning	costs and	Charged to		at end
Description	of period	expenses	other accounts	Deductions	of period
2013
Reserve for bad debts and allowances	$955	$1,300	$-	$268	$1,987

2012
Reserve for bad debts and allowances	$1,319	$232	$-	$596	$955

2011
Reserve for bad debts and allowances	$1,284	$140	$-	$105	$1,319